Accounting policies (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) item	Dec. 31, 2016 GBP (£)
Reclassifications
Holding period for loans and receivables	12 months
Derivatives and hedging
Number of types of hedges | item	3
Provisions for liabilities
Provisions for liabilities	£ 1,398	£ 6,659
Deferred tax
Deferred tax	1,079	1,391
Unrecognised deferred tax	£ 1,886	2,665
Loan impairment provisions
Number of components | item	2
Payment protection insurance
Provisions for liabilities
Provisions for liabilities	£ 632	753
Other customer redress
Provisions for liabilities
Provisions for liabilities	386	562
Residential mortgage backed securities
Provisions for liabilities
Provisions for liabilities	0	4,966
Litigation and other regulatory proceedings
Provisions for liabilities
Provisions for liabilities	65	86
Property and other
Provisions for liabilities
Provisions for liabilities	£ 315	£ 292
Retail mortgages | Collectively assessed
Financial assets carried at amortised cost
Write off period	5 years
Credit cards | Collectively assessed
Financial assets carried at amortised cost
Write off period	12 months
Write off period of outstanding amount	3 years
Overdrafts and other unsecured loans | Collectively assessed
Financial assets carried at amortised cost
Write off period	6 years
Commercial loans | Collectively assessed
Financial assets carried at amortised cost
Write off period	5 years
Freehold buildings
Property, plant and equipment
Estimated useful economic lives	50 years
Long leasehold property
Property, plant and equipment
Estimated useful economic lives	50 years
Minimum | Property adaptation costs
Property, plant and equipment
Estimated useful economic lives	10 years
Minimum | Other equipment
Property, plant and equipment
Estimated useful economic lives	4 years
Minimum | Computer software
Intangible assets and goodwill
Estimated useful economic lives	3 years
Minimum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives	5 years
Maximum | Business | Collectively assessed
Financial assets carried at amortised cost
Write off period	5 years
Maximum | Property adaptation costs
Property, plant and equipment
Estimated useful economic lives	15 years
Maximum | Computer equipment
Property, plant and equipment
Estimated useful economic lives	5 years
Maximum | Other equipment
Property, plant and equipment
Estimated useful economic lives	15 years
Maximum | Computer software
Intangible assets and goodwill
Estimated useful economic lives	12 years
Maximum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives	10 years